Note 8 - Stockholders' Equity (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors	1 Months Ended		12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Note 8 - Stockholders' Equity (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors [Line Items]
Expected Volatility		47.64%	46.49%	47.08%
Risk free Interest rates	0.91%	0.75%	1.38%	0.65%
Expected lives (years)	5 years	5 years	5 years	4 years 186 days
Minimum [Member]
Note 8 - Stockholders' Equity (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors [Line Items]
Expected Volatility	47.08%		40.38%	40.96%
Risk free Interest rates			1.01%	0.19%
Expected lives (years)			3 years 186 days	1 year 219 days
Maximum [Member]
Note 8 - Stockholders' Equity (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors [Line Items]
Expected Volatility	100.00%		100.00%	46.88%
Risk free Interest rates			1.27%	0.77%
Expected lives (years)			4 years 25 days	5 years
Director [Member]
Note 8 - Stockholders' Equity (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors [Line Items]
Dividend yield			0.00%	0.00%